Annual Total Returns (Vanguard Growth Index Fund - ETF Shares ETF) (Vanguard Growth Index Fund, Vanguard Growth Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Annual Total Return
2012	17.03%
2011	1.87%
2010	17.11%
2009	36.46%
2008	(38.22%)
2007	12.68%
2006	9.13%
2005	5.20%